Equity Financing Transactions (Tables)	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Summary of Proceeds Received from Financial Transactions

During the six months ended June 30, 2014, one of the Company’s publicly-listed subsidiaries, Teekay Offshore, completed the following equity issuances under a continuous offering program:

	Total Proceeds Received $	Less: Teekay Corporation Portion $	Offering Expenses $	Net Proceeds Received $
Six Months ended June 30, 2014
Teekay Offshore Continuous Offering Program	7,784	(156)	(153)	7,475